Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Net income (loss) before income taxes	$ (46,954)	$ (184,537)	$ (97,036)
Current	(1,028)	(1,414)	(2,147)
Deferred	2,188	541	409
Total	1,160	(873)	(1,738)
CANADA
Net income (loss) before income taxes	(45,899)	(99,188)	(93,688)
Current	500	444	1,339
Deferred	0	89	53
Total	500	533	1,392
UNITED STATES
Net income (loss) before income taxes	(1,862)	(31,019)	(1,589)
Current	95	56	(62)
Deferred	0	(295)	0
Total	95	(239)	(62)
ITALY
Net income (loss) before income taxes	(1,342)	(27,247)	(318)
Current	388	836	775
Deferred	(2,205)	(311)	25
Total	(1,817)	525	800
Other [Member]
Net income (loss) before income taxes	2,149	(27,083)	(1,441)
Current	45	78	95
Deferred	17	(24)	(487)
Total	$ 62	$ 54	$ (392)